TAXES (Tables)	6 Months Ended
Jun. 30, 2022
TAXES
Schedule of income tax provision
	June 30,	June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Current tax provision
Cayman	$	$
BVI	-	-
Hong Kong	-	-
PRC	42	128,482
	$42	$128,482
Deferred tax provision
Cayman	$	$
BVI	-	-
Hong Kong	-	-
PRC	-	-
	-	-
Income tax provision	$42	$128,482

Summary of reconciliation between the china statutory rate
	June 30,	June 30,
	2022	2021
	(Unaudited)	(Unaudited)
China Income tax statutory rate	25.0%	25.0%
Permanent difference	-	0.9%
Effect of PRC preferential tax treatment	(30.6%)	(10.0%)
Non-PRC entities not subject to PRC income tax	5.6%	20.3%
Effective tax rate	0.0%	36.2%

Schedule of Taxes payable
	June 30,	December 31,
	2022	2021
	(Unaudited)
Income tax payable	$427,592	$517,272
Value added tax payable	284,916	221,243
Other taxes payable	2,340	2,451
Total taxes payable	$714,848	$740,966